Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingent liabilities
Schedule of commitments

	2017	2016	2015
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on property, plant and equipment and software development costs not provided for in these accounts	570	629	518

Schedule of potential development and revenue-related payments

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	5,838	580	1,254	723	3,281
Future potential revenue milestone payments	5,064	436	1,216	276	3,136